B2 Net sales	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
B2 Net sales

Net sales

Net sales
	2022	2021	2020
Hardware	119,215	106,399	96,294
Software	54,809	45,798	49,892
Services	97,522	80,117	86,204
Net sales	271,546	232,314	232,390
Of which IPR licensing revenues	10,399	8,134	9,975
Of which export sales from Sweden	153,833	140,898	132,269